EXIT and DISPOSAL ACTIVITIES (Details)	12 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Wages [Member] USD ($)	Dec. 31, 2014 Electricity fees [Member] USD ($)	Dec. 31, 2014 Selling, general and administrative expenses [Member] USD ($)	Dec. 31, 2013 Carrying Value [Member] USD ($)	Dec. 31, 2014 Significant Production Assets [Member] Carrying Value [Member] USD ($)	Dec. 31, 2013 Significant Production Assets [Member] Carrying Value [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2014 Nanjing Daqo [Member] USD ($)	Dec. 31, 2013 Nanjing Daqo [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] CNY	Mar. 31, 2012 Nanjing Daqo [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest held										100.00%
Total consideration received										$ 9,900,000				62,000,000
Total (loss) discontinued operations			(2,392,228)										(2,392,228)
Gain on disposition			1,099,299										1,099,299
Net assets															12,000,000
Reclassification of foreign currency translation gain from other comprehensive income			1,099,299										1,099,299
Total cash consideration received													4,778,657
Operating results reported as discontinued operations:
Revenues													6,454,830
Operating costs and expenses													(9,946,357)
Loss from discontinued operations before income taxes										(2,100,000)			(3,491,527)
Income tax benefit
Loss from discontinued operations													(3,491,527)
Restructuring Cost and Reserve [Line Items]
Carrying value of assets							307,942,362	116,100,000	144,700,000
Impairment charge		158,424,827	42,754,481
Employee termination costs	800,000
Carrying value of assets relocated								46,100,000
Carrying value of assets yet to be relocated								70,000,000
Relocation costs	500,000					800,000
Expected relocation costs	2,300,000
Maintenance expenses	$ 500,000			$ 300,000	$ 200,000